May 1, 2015
VIA EDGAR
The United States Securities and
    Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-4 Nationwide Life Insurance Company Nationwide Destination Freedom+SM (File Nos. 333-201820 & 811-05701)
Dear Ms. Nixon:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-4 (the "Variable Account"), we are filing this Pre-Effective Amendment No. 1 to the above referenced Registration Statement. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
On February 2, 2015, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account. Nationwide received your written comments in a letter dated April 2, 2015. This Pre-Effective Amendment No. 1 reflects changes that are a result of your April 2, 2015 comment letter, as well as other miscellaneous disclosure updates. Each written comment is restated below and is accompanied by Nationwide's response. Unless otherwise specified, page numbers referenced below have been updated to refer to this Pre-Effective Amendment No. 1.
1.	General Comments.
(a)	Please confirm in correspondence to the Staff that all missing information and required exhibits will be included in the subsequent pre-effective amendment filing for this registration statement.
Response. Nationwide confirms that all missing information and required exhibits are either herein included in this Pre-Effective Amendment No. 1 to the Registration Statement, or will be included in a subsequent pre-effective amendment filing for this Registration Statement.
(b)	Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company's guarantees under the Contract or whether the Company will be solely responsible for payment of Contract benefits.
Response. Nationwide has no guarantees or support agreements with third parties to support any of its guarantees under the contract. Nationwide is solely responsible for paying out all guarantees associated with the contract benefits.
(c)	Please confirm supplementally that all material state-required variations to the terms of the Contract are described in the prospectus.
Response. Nationwide confirms that all material state-required variations to the terms of the contract are described in the prospectus.
2.	Cover Page. Please delete the reference to Appendix A on the cover page. Pursuant to Item 1(a)(viii) of Form N-4, a complete list of the names of the underlying portfolio companies should be included on the cover page of the prospectus.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response. In accordance with Item 1(a)(viii) of Form N-4, a complete list of the underlying portfolio companies has been added to the cover page of the prospectus. Nationwide respectfully requests that the reference to Appendix A: Underlying Mutual Funds remain, as it immediately follows the list of underlying portfolio companies, and provides clarifying disclosure through direction to Appendix A: Underlying Mutual Funds for a complete list of the available Sub-Accounts.
3.	Glossary of Special Terms (pp. 3-4).
(a)	Please confirm that all defined terms are consistently capitalized throughout the prospectus.
Response. We revised several instances to capitalize defined terms in the prospectus. With those revisions, Nationwide confirms, to the best of its knowledge, that all defined terms are consistently capitalized throughout the prospectus. We do note that defined terms in the Glossary are not capitalized throughout Appendix C: Contract Types and Tax Information, as the discussion therein is not intended to provide tax advice, but rather, is intended to be a general discussion of tax laws and the various contract types.
(b)	Please include a definition of "Net Investment Factor" in the Glossary.
Response. Pursuant to Item 2 of Form N-4, Nationwide respectfully requests not to add a definition in the Glossary for "Net Investment Factor". While Net Investment Factor is a special term, it is not a term that is used throughout the prospectus. The use of the term Net Investment Factor is limited to only two provisions of the prospectus: (1) the Determining the Contract Value provision (see pp. 23-24), where it is defined and described therein, and (2) the Variable Annuity Payments – Value of an Annuity Unit provision (see p. 35), where the term is again defined and described therein. Accordingly, we do not believe the addition of Net Investment Factor to the Glossary would further or facilitate understanding of the disclosure as the term is already defined, and the meaning is clear, in each instance where the term is used.
(c)	The term "Valuation Date" is currently defined as the day the New York Stock Exchange is open for business or "any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected." Please delete this quoted portion of the definition since the disclosure is inaccurate (i.e., shares of open-end mutual funds are not traded).
Response. The intent of the identified portion of the "Valuation Date" definition was to account for the trading of underlying investments in which the mutual funds invest. Accordingly, we revised the Valuation Date definition as follows (emphasis added):
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
4.	Contract Expenses – Recurring Contract Expenses Table (p. 6).
(a)	Given the limited number of benefit options available under the Contract, please delete the "Total Variable Account Charges (including this option only)" line item following the three benefit option charges as the line item tends to obscure the presentation of the individual option charges.
Response. We removed the "Total Variable Account Charges (including this option only)" line item under the No CDSC Option and each of the Death Benefit Options. Please see the revised "Recurring Contract Expenses" table following the response to Comment 4(c) below.
(b)	Please make clear in the table that the contingent deferred sales charge ("CDSC") and Highest Anniversary Enhanced Death Benefit or Return of Premium Enhanced Death Benefit option charges are provided on an annualized rate as a percentage of daily net assets.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response. We revised the "Recurring Contract Expenses" table to include additional clarification identifying that these charges are: "(assessed as an annualized percentage of Daily Net Assets)". Please see the revised "Recurring Contract Expenses" table following the response to Comment 4(c) below.
(c)	Since only one CDSC option is offered under the Contract (i.e., the "No CDSC Option"), please consider reformatting the "Recurring Contract Expenses" table accordingly and deleting the phrase "(an applicant may purchase one)" from the "Recurring Contract Expenses" table.
Response. We revised and reformatted the "Recurring Contract Expenses" table accordingly for clarification. In light of Comments 4(a), (b), and (c), the revised Recurring Contract Expenses table appears as follows:

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.15% [3]
No CDSC Option ("C Schedule Option") Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%
Death Benefit Options (an applicant may purchase one) (assessed as an annualized percentage of Daily Net Assets)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

5.	Contract Expenses – Underlying Mutual Fund Annual Expenses (p. 7). Please update the underlying mutual fund minimum and maximum total operating expense figures as of December 31, 2014.
Response. Nationwide has updated the underlying mutual fund minimum and maximum total operating expense figures as of December 31, 2014.
6.	Synopsis of the Contracts (pp. 7-10).
(a)	Under the heading "Minimum Initial and Subsequent Purchase Payments," please consider revising the disclosure to clarify that a Contract Owner may (rather than "will") meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year.
Response. Nationwide respectfully requests that the disclosure remain as "will" rather than "may". Nationwide believes the term "may" in this instance could potentially infer some form of discretion. However, Nationwide has revised the disclosure as follows for further clarification (emphasis added):
A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.
(b)	Under the heading "Underlying Mutual Fund Annual Expenses," please disclose that the underlying mutual funds available under the contract are offered solely in connection with variable insurance contracts.
Response. Nationwide respectfully requests that the additional disclosure not be added in this instance, as the Underlying Mutual Fund Annual Expenses provision of the Synopsis of the Contracts section is intended to address, at a high level, the charges imposed by the underlying mutual funds. In addition, the Investing in the Contract section, which immediately follows one page later (see p. 11), specifically highlights that the underlying mutual funds are not publicly traded, and are only available in variable insurance contracts.
(c)	Under the heading "Taxation," prospectus disclosure states that generally, "distributions from an annuity contract...are taxable to the extent they exceed investment in the contract." Please expand the
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies disclosure in this section to also address tax consequences for qualified contracts. In addition, please confirm that the "Contract Types and Tax Information" section of the prospectus regarding distributions for qualified contracts is complete.
Response. First, the identified disclosure in the Taxation provision of the Synopsis of the Contracts section provides for a brief description of the tax consequences for the annuity contract. Nationwide respectfully requests not to include additional disclosure in this instance, as specific disclosure addressing tax consequences for qualified contracts is already included in Appendix C: Contract Types and Tax Information, and repetition of that disclosure herein would not appear to further or facilitate understanding of the disclosure or enhance the quality of the information. However, Nationwide revised the disclosure in the Taxation provision to include a cross-reference to Appendix C: Contract Types and Tax Information for additional information. (See below, emphasis added). Second, Nationwide confirms that it believes that the Appendix C: Contract Types and Tax Information section of the prospectus regarding distributions for qualified contracts is complete.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
(d)	Under the heading "Cancellation of the Contract," please explain in the summary that if a Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will honor the cancellation received at the Service Center or postmarked within 30 days after the contract issue date as stated on page 26 of the prospectus.
Response. Nationwide revised the Cancellation of the Contract provision in the Synopsis of the Contracts section as follows (emphasis added):
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
7.	The Contract in General (p. 15). Under the heading "Amount of Payments Nationwide Receives," please update the figures for underlying mutual fund payments to Nationwide and its affiliates as of the year ended December 31, 2014.
Response. Nationwide has updated the figures for underlying mutual fund payments as of the year ended December 31, 2014.
8.	Standard Charges and Deductions (pp. 17-18). Under the heading "Waiver of Contingent Deferred Sales Charge," please revise the disclosure regarding a contract held by a Charitable Remainder Trust. The statements therein are confusing.
Response. We revised the identified disclosure in the Waiver of Contingent Deferred Sales Charge provision for clarification as follows (emphasis added):
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
9.	Operation of the Contract (p. 23). Under the heading "Application and Allocation of Purchase Payments," please explain where a Contract Owner can locate specific information regarding how their initial purchase payments will be allocated given the variations in procedures based on state regulations (e.g., additional disclosure in the applicable contract, application, etc.).
Response. We revised the third paragraph under the Application and Allocation of Purchase Payments provision in the Operation of the Contract section as follows (emphasis added):
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
10.	Contract Owner Services – Asset Rebalancing (pp. 28-29).
(a)	Please disclose whether there is a charge for the asset rebalancing allocation service.
Response. There is not currently a charge for the asset rebalancing service. We revised the first paragraph of the Asset Rebalancing provision as follows (emphasis added):
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
(b)	Prospectus disclosure states that each asset rebalancing allocation is considered a "transfer event." Please explain whether an asset rebalancing allocation is a transfer event that can be combined with other transfers when imposing any transaction limitations or transaction fees. Please provide a cross-reference to the section(s) of the prospectus addressing transfer events, limitations, and/or fees.
Response. Each Asset Rebalancing reallocation is a considered a transfer event that can be combined with other transfers when imposing any transaction restrictions or limitations. Nationwide revised the second paragraph of the Asset Rebalancing provision to include a cross-reference as follows (emphasis added):
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
(c)	Prospectus disclosure states that Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Please clarify whether existing Asset Rebalancing programs will remain intact.
Response. Nationwide revised the last paragraph of the of the Asset Rebalancing provision for clarification as follows (emphasis added):
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

11.	Contract Owner Services – Nationwide Guided Portfolio Strategies ("GPS") (p. 29). Prospectus disclosure states that Contract Owners may transfer out of a GPS but that such transfers may be subject to a Short-Term Trading Fee. Please provide a cross-reference to the section of the prospectus addressing short-term trading fees.
Response. We revised the identified prospectus disclosure for the Nationwide Guided Portfolio Strategies provision to include a cross-reference as follows (emphasis added):
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee (see Short-Term Trading Fees).
12.	Death Benefit (pp. 30-33).
(a)	Under the heading "Highest Anniversary Enhanced Death Benefit Option," please provide a cross-reference to the section of the prospectus addressing the Long-Term Care/Nursing Home and Terminal Illness Waiver and the Spousal Protection Feature.
Response. We revised the identified disclosure in the Highest Anniversary Enhanced Death Benefit Option provision as follows (emphasis added):
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
(b)	Under the heading "Return of Premium Enhanced Death Benefit Option," please explain that a Contract Owner is not guaranteed a return of premium or purchase payments under this option. In addition, please provide a cross-reference to the section of the prospectus addressing the Long-Term Care/Nursing Home and Terminal Illness Waiver and the Spousal Protection Feature.
Response. Nationwide believes the disclosure in the Return of Premium Enhanced Death Benefit Option provision is clear, concise, and simplified in explanation that the applicable death benefit under the optional death benefit will be the greater of (1) the Contract Value, or (2) the total of all purchase payments (less an adjustment for any amounts withdrawn). Therefore, Nationwide respectfully requests not to include additional explanatory disclosure. However, we revised the identified disclosure in the Return of Premium Enhanced Death Benefit Option provision to include cross-references as follows (emphasis added):
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
(c)	In correspondence to the staff, please explain why the name of the "Return of Premium Enhanced Death Benefit Option" is not misleading.
Response. Nationwide believes there are several justifications for why the name of the "Return of Premium Enhanced Death Benefit Option" is not misleading. First, the standard death benefit is contract value only. The Return of Premium Enhanced Death Benefit Option provides for the potential enhancement from the standard death benefit in that the death benefit will be the greater of the contract value or the total of all purchase payments (less an adjustment for withdrawals). Second, the Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness waiver, as well as the benefit of the Spousal Protection Feature. Both of these benefits are only available under the contract with the election of one of the two available death benefit options. The Spousal Protection Feature is a unique benefit in the industry and allows the surviving spouse, regardless of which spouse dies first, to continue the contract while receiving the economic
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies benefit of the death benefit upon the death of the other spouse, through an adjustment to the contract value to equal the death benefit value. Accordingly, in light of the additional benefits provided through election of this optional death benefit, Nationwide does not believe the name of the "Return of Premium Enhanced Death Benefit Option" is misleading.
(d)	Under the heading "Spousal Protection Feature," prospectus disclosure provides that additional payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. Please clarify whether the CDSC schedule would continue to apply to premiums made prior to the death of the original contract owner.
Response. We revised the disclosure as follows (emphasis added):
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
13.	Annuitizing the Contract – Annuitization (p.34).
(a)	Please clarify, if accurate, that the death benefit terminates when the contract is annuitized.
Response. Nationwide confirms that the death benefit terminates when the contract is annuitized, and we revised the Annuitization Date provision of the Annuitizing the Contract section to include the following (emphasis added):
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
(b)	Prospectus disclosure states that "[a]ctual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date." Please provide additional disclosure explaining what this statement means, including the use of the term "purchase rates."
Response. The term "purchase rate" here is a general reference to the annuity purchase rate used to determine the amount of the annuity payment based on the election made. The basis, the mortality table and interest rate assumption, for the guaranteed purchase rates is stated in the annuity contract. The disclosure states "[a]ctual purchase rates used" in reference to the idea that at annuitization, Nationwide will use the greater of the guaranteed minimum purchase rates in the contract, or current purchase rates based on the current economic environment and mortality assumptions at the time of annuitization. Accordingly, Nationwide revised the identified disclosure in the Annuitization provision for clarification as follows (emphasis added):
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
In addition, Nationwide acknowledges all of the following:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;
•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and
•	the registrant may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Sincerely,
Nationwide Life Insurance Company
/s/ M. ANDREW KRESS
M. Andrew Kress
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies